AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES – 42.9%
Funds and Investment Trusts – 42.9%(a)
AB High Income Fund, Inc. - Class Z(b)	4,500,803	$36,906,585
Financial Select Sector SPDR Fund(c)	37,745	1,016,096
Invesco KBW Premium Yield Equity REIT ETF	16,230	475,052
iShares International Developed Real Estate ETF	31,663	939,441
iShares Mortgage Real Estate ETF(c)	30,260	1,222,504
JPMorgan Alerian MLP Index ETN(c)	64,384	1,491,777
Vanguard Real Estate ETF(c)	10,845	1,000,126

Total Investment Companies (cost $44,950,441)		43,051,581

COMMON STOCKS – 27.6%
Information Technology – 5.5%
Communications Equipment – 0.3%
Cisco Systems, Inc.	5,253	245,893
Juniper Networks, Inc.	1,738	40,252

		286,145

Electronic Equipment, Instruments & Components – 0.1%
Hitachi Ltd.	3,500	119,393

IT Services – 1.6%
Amadeus IT Group SA - Class A	293	21,849
Automatic Data Processing, Inc.	1,402	238,115
Booz Allen Hamilton Holding Corp.	458	34,584
Broadridge Financial Solutions, Inc.	1,172	151,704
Capgemini SE	178	21,358
Fidelity National Information Services, Inc.(d)	170	23,157
Leidos Holdings, Inc.	527	46,039
Mastercard, Inc. - Class A	1,189	334,549
Paychex, Inc.(d)	2,351	192,077
PayPal Holdings, Inc.(e)	954	104,034
Total System Services, Inc.	156	20,938
Twilio, Inc. - Class A(c) (e)	1,187	154,868
Visa, Inc. - Class A	510	92,218
Western Union Co. (The) - Class W(c)	5,442	120,377

		1,555,867

Semiconductors & Semiconductor Equipment – 1.0%
Advanced Micro Devices, Inc.(c) (e)	5,319	167,283
Intel Corp.(d)	3,460	164,039
KLA Corp.	444	65,668
QUALCOMM, Inc.	2,742	213,245
Texas Instruments, Inc.	1,914	236,857
Xilinx, Inc.	1,373	142,874

		989,966

Software – 1.8%
Cadence Design Systems, Inc.(e)	2,040	139,699
Check Point Software Technologies Ltd.(e)	366	39,418
Constellation Software, Inc./Canada	26	25,323
Fortinet, Inc.(e)	1,761	139,436
Intuit, Inc.	145	41,812

Company	Shares	U.S. $ Value
Micro Focus International PLC	5,366	$73,278
Microsoft Corp.	4,310	594,176
Nice Ltd.(e)	337	51,605
Oracle Corp.(d)	1,469	76,476
Oracle Corp. Japan	500	43,001
Paycom Software, Inc.(e)	637	159,327
ServiceNow, Inc.(e)	609	159,461
Synopsys, Inc.(e)	1,120	158,827
VMware, Inc. - Class A	920	130,125

		1,831,964

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc.(d)	2,554	533,123
HP, Inc.	1,498	27,398
Seagate Technology PLC	3,349	168,153

		728,674

		5,512,009

Financials – 5.0%
Banks – 1.1%
Bank Leumi Le-Israel BM	6,080	41,428
Bank of America Corp.	3,231	88,885
Bank of Queensland Ltd.(c)	23,098	142,530
BNP Paribas SA	1,631	73,519
CIT Group, Inc.	2,619	111,543
DBS Group Holdings Ltd.	1,300	22,923
DNB ASA	730	11,760
Fifth Third Bancorp	1,052	27,825
Hang Seng Bank Ltd.	800	16,665
Intesa Sanpaolo SpA	66,920	147,255
JPMorgan Chase & Co.	1,030	113,156
KBC Group NV	320	18,519
Mediobanca Banca di Credito Finanziario SpA	1,350	13,417
Nordea Bank Abp	57	356
PNC Financial Services Group, Inc. (The)	200	25,786
Royal Bank of Canada	396	29,618
Svenska Handelsbanken AB - Class A	12,308	108,446
Swedbank AB - Class A	6,592	84,810
Toronto-Dominion Bank (The)	632	34,272
Westpac Banking Corp.	675	12,809

		1,125,522

Capital Markets – 0.8%
Ameriprise Financial, Inc.	790	101,894
CME Group, Inc. - Class A	132	28,682
Daiwa Securities Group, Inc.(c)	26,600	114,453
IGM Financial, Inc.	5,107	137,936
Investec PLC	22,913	118,240
MarketAxess Holdings, Inc.	186	73,957
Moody’s Corp.	771	166,212
Natixis SA	10,774	41,697
Partners Group Holding AG	36	29,302

		812,373

Consumer Finance – 0.3%
Ally Financial, Inc.	4,805	150,637
Discover Financial Services	1,856	148,424

		299,061

Company	Shares	U.S. $ Value
Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc. - Class B(e)	167	$33,969
Standard Life Aberdeen PLC	41,596	126,535

		160,504

Insurance – 2.4%
Admiral Group PLC	5,729	150,132
Aegon NV	16,005	60,926
American Financial Group, Inc./OH	218	22,011
American International Group, Inc.	270	14,051
Aviva PLC	6,905	29,810
CNP Assurances	6,146	111,649
Erie Indemnity Co. - Class A	647	141,894
Everest Re Group Ltd.	69	16,276
Fidelity National Financial, Inc.	1,328	58,352
Gjensidige Forsikring ASA	2,368	45,697
Ia Financial Corp., Inc.(e)	3,615	150,340
Japan Post Holdings Co., Ltd.	12,600	114,497
Legal & General Group PLC	41,867	112,170
MetLife, Inc.	3,443	152,525
Poste Italiane SpA(f)	13,991	150,876
Power Corp. of Canada	6,364	134,173
Power Financial Corp.	6,063	129,284
Principal Financial Group, Inc.	2,654	141,246
Progressive Corp. (The)	1,798	136,288
Prudential Financial, Inc.	1,667	133,510
Reinsurance Group of America, Inc. - Class A	136	20,940
Sampo Oyj - Class A	570	22,647
Suncorp Group Ltd.	12,815	118,972
Swiss Re AG	135	13,024
Tryg A/S	1,257	37,573
Zurich Insurance Group AG	551	196,352

		2,415,215

Mortgage Real Estate Investment Trusts (REITs) – 0.2%
AGNC Investment Corp.	8,150	121,190
Annaly Capital Management, Inc.	14,656	121,645

		242,835

		5,055,510

Consumer Discretionary – 3.0%
Auto Components – 0.1%
Aisin Seiki Co., Ltd.	1,900	56,223

Automobiles – 0.3%
Fiat Chrysler Automobiles NV	10,925	142,875
Ford Motor Co.	15,851	145,354
Nissan Motor Co., Ltd.(c)	6,900	42,631

		330,860

Diversified Consumer Services – 0.1%
H&R Block, Inc.(c)	5,146	124,636

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure – 0.4%
Aristocrat Leisure Ltd.	1,945	$38,961
Compass Group PLC	1,140	28,913
Darden Restaurants, Inc.	1,228	148,564
Las Vegas Sands Corp.	2,373	131,630
McDonald’s Corp.	133	28,990

		377,058

Household Durables – 0.4%
Auto Trader Group PLC	2,530	16,401
Barratt Developments PLC	17,335	133,820
Persimmon PLC	6,142	142,615
Whirlpool Corp.	1,040	144,654

		437,490

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.(d) (e)	197	349,929

Multiline Retail – 0.5%
Dollar General Corp.	290	45,266
Harvey Norman Holdings Ltd.(c)	49,611	146,287
Next PLC	1,970	142,606
Target Corp.	237	25,369
Wesfarmers Ltd.	6,125	161,311

		520,839

Specialty Retail – 0.4%
AutoZone, Inc.(e)	29	31,949
Home Depot, Inc. (The)(d)	249	56,750
L Brands, Inc.	5,957	98,350
O’Reilly Automotive, Inc.(e)	365	140,072
Ross Stores, Inc.(d)	398	42,192
TJX Cos., Inc. (The)	633	34,796

		404,109

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	687	203,636
Deckers Outdoor Corp.(e)	76	11,206
HUGO BOSS AG	205	11,447
Moncler SpA	3,416	128,527

		354,816

		2,955,960

Health Care – 2.5%
Biotechnology – 0.4%
AbbVie, Inc.(d)	2,644	173,816
Exact Sciences Corp.(e)	1,312	156,417
Vertex Pharmaceuticals, Inc.(e)	145	26,103

		356,336

Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.	1,948	171,327
Coloplast A/S - Class B	793	94,533
Edwards Lifesciences Corp.(e)	773	171,482
Stryker Corp.	911	201,021

		638,363

Company	Shares	U.S. $ Value
Health Care Providers & Services – 0.1%
Anthem, Inc.(d)	60	$15,691
UnitedHealth Group, Inc.(d)	234	54,756

		70,447

Health Care Technology – 0.3%
Cerner Corp.	2,125	146,434
Veeva Systems, Inc. - Class A(e)	948	152,040

		298,474

Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	1,642	116,763

Pharmaceuticals – 1.0%
Astellas Pharma, Inc.	3,700	51,073
Bristol-Myers Squibb Co.	585	28,121
Eli Lilly & Co.	357	40,330
Johnson & Johnson	1,023	131,312
Merck & Co., Inc.(d)	3,855	333,342
Novo Nordisk A/S - Class B	850	44,287
Pfizer, Inc.(d)	1,313	46,677
Roche Holding AG	1,163	317,802

		992,944

		2,473,327

Industrials – 2.3%
Aerospace & Defense – 0.1%
Airbus SE	100	13,779
BAE Systems PLC	2,424	16,120
L3Harris Technologies, Inc.	142	30,020
Leonardo SpA	5,002	61,462
MTU Aero Engines AG	55	15,051

		136,432

Air Freight & Logistics – 0.0%
SG Holdings Co., Ltd.	700	18,706

Airlines – 0.0%
Qantas Airways Ltd.	7,385	30,364

Building Products – 0.1%
LIXIL Group Corp.	8,300	135,804

Commercial Services & Supplies – 0.0%
Republic Services, Inc. - Class A	154	13,744

Construction & Engineering – 0.2%
Obayashi Corp.	7,300	67,182
Skanska AB - Class B	5,127	96,207

		163,389

Electrical Equipment – 0.3%
Eaton Corp. PLC	2,058	166,122
Vestas Wind Systems A/S	1,795	131,995

		298,117

Company	Shares	U.S. $ Value
Machinery – 0.7%
Caterpillar, Inc.	249	$29,631
Cummins, Inc.	768	114,639
JTEKT Corp.	4,100	44,375
Knorr-Bremse AG	1,282	119,749
NSK Ltd.	13,100	104,825
PACCAR, Inc.	2,073	135,906
Volvo AB - Class B	10,164	140,660

		689,785

Professional Services – 0.4%
Experian PLC	750	23,067
ManpowerGroup, Inc.	1,568	128,168
Nielsen Holdings PLC	1,261	26,178
Randstad NV	2,505	116,965
RELX PLC	1,794	42,896
Wolters Kluwer NV	445	32,034

		369,308

Road & Rail – 0.2%
Union Pacific Corp.	1,058	171,354

Trading Companies & Distributors – 0.2%
Fastenal Co.	3,078	94,248
ITOCHU Corp.	3,000	59,768

		154,016

Transportation Infrastructure – 0.1%
Aena SME SA(f)	786	141,918

		2,322,937

Communication Services – 2.2%
Diversified Telecommunication Services – 1.0%
AT&T, Inc.(d)	8,658	305,281
BCE, Inc.	1,299	61,467
Elisa Oyj	2,927	147,206
HKT Trust & HKT Ltd. - Class SS	18,000	28,118
Nippon Telegraph & Telephone Corp.	600	28,763
Telenor ASA	6,977	143,194
Telstra Corp., Ltd.	14,629	36,623
Verizon Communications, Inc.	4,951	287,950

		1,038,602

Entertainment – 0.1%
Daiichikosho Co., Ltd.	300	13,528
Live Nation Entertainment, Inc.(e)	628	43,652
Walt Disney Co. (The)	181	24,844

		82,024

Interactive Media & Services – 0.6%
Alphabet, Inc. - Class A(d) (e)	82	97,623
Alphabet, Inc. - Class C(d) (e)	109	129,503
Facebook, Inc. - Class A(d) (e)	882	163,761
IAC/InterActiveCorp(e)	584	148,710
Twitter, Inc.(e)	2,556	109,013

		648,610

Company	Shares	U.S. $ Value
Media – 0.5%
Altice USA, Inc. - Class A(e)	5,573	$160,948
Cogeco Communications, Inc.	200	15,719
Comcast Corp. - Class A	827	36,603
Eutelsat Communications SA	7,411	128,949
Omnicom Group, Inc.	1,805	137,288

		479,507

		2,248,743

Consumer Staples – 1.8%
Beverages – 0.4%
Carlsberg A/S - Class B	1,112	164,251
Coca-Cola Amatil Ltd.	6,751	49,390
Coca-Cola Co. (The)	179	9,852
Coca-Cola European Partners PLC	1,156	65,129
PepsiCo, Inc.	867	118,545

		407,167

Food & Staples Retailing – 0.2%
Casino Guichard Perrachon SA(c)	793	33,380
Koninklijke Ahold Delhaize NV	1,090	25,534
Lawson, Inc.(c)	400	19,853
Sysco Corp.	288	21,407
Walmart, Inc.	405	46,275

		146,449

Food Products – 0.6%
General Mills, Inc.	3,048	163,983
Hershey Co. (The)	996	157,846
Nestle SA	879	98,777
Salmar ASA	752	35,676
Tyson Foods, Inc. - Class A	1,901	176,869

		633,151

Household Products – 0.3%
Procter & Gamble Co. (The)	2,784	334,720

Personal Products – 0.2%
Unilever NV	3,273	203,084
Unilever PLC	452	28,556

		231,640

Tobacco – 0.1%
British American Tobacco PLC	862	30,238
Philip Morris International, Inc.(d)	516	37,198

		67,436

		1,820,563

Company	Shares	U.S. $ Value
Real Estate – 1.4%
Equity Real Estate Investment Trusts (REITs) – 1.3%
Covivio	1,253	$133,304
Duke Realty Corp.	549	18,265
Extra Space Storage, Inc.	1,258	153,375
Iron Mountain, Inc.(c)	3,604	114,788
Kimco Realty Corp.	7,800	143,364
Klepierre SA	3,829	116,869
Merlin Properties Socimi SA	1,982	26,521
Nippon Building Fund, Inc.	5	36,710
RioCan Real Estate Investment Trust	3,199	63,624
Simon Property Group, Inc.	980	145,961
Stockland	45,550	138,480
VEREIT, Inc.	14,907	145,343
Vicinity Centres	57,879	100,893

		1,337,497

Real Estate Management & Development – 0.1%
Daito Trust Construction Co., Ltd.	100	12,868
Nomura Real Estate Holdings, Inc.	3,500	74,113
Vonovia SE	353	17,614

		104,595

		1,442,092

Utilities – 1.4%
Electric Utilities – 0.7%
Endesa SA	5,395	138,656
Enel SpA	29,659	215,170
PPL Corp.	4,800	141,840
Southern Co. (The)	3,166	184,451

		680,117

Gas Utilities – 0.2%
AltaGas Ltd.	2,865	38,906
Snam SpA	28,250	143,268

		182,174

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp./VA	8,718	133,647

Multi-Utilities – 0.4%
Ameren Corp.	175	13,501
CenterPoint Energy, Inc.(d)	5,031	139,308
Centrica PLC	169,438	143,886
Consolidated Edison, Inc.	772	68,631

		365,326

		1,361,264

Materials – 1.3%
Chemicals – 0.6%
Air Products & Chemicals, Inc.	751	169,666
Akzo Nobel NV	1,736	155,608
Mitsubishi Chemical Holdings Corp.	21,300	145,999
Sumitomo Chemical Co., Ltd.(c)	30,900	135,022

		606,295

Company	Shares	U.S. $ Value
Metals & Mining – 0.7%
Alumina Ltd.	95,111	$138,938
BHP Group Ltd.	7,054	173,157
BHP Group PLC	6,962	150,613
Evraz PLC	17,092	103,238
Fortescue Metals Group Ltd.(c)	25,149	135,684

		701,630

		1,307,925

Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
BP PLC	6,045	36,816
Chevron Corp.	328	38,612
Exxon Mobil Corp.	989	67,727
Kinder Morgan, Inc./DE	8,183	165,869
ONEOK, Inc.	2,322	165,512
Pembina Pipeline Corp.	698	25,552
Repsol SA	1,305	18,987
Royal Dutch Shell PLC - Class A	7,158	198,872
Royal Dutch Shell PLC - Class B	8,156	225,838
Targa Resources Corp.	4,185	151,162
TOTAL SA	299	14,932
Vermilion Energy, Inc.(c)	8,963	127,572

		1,237,451

Total Common Stocks (cost $27,223,977)		27,737,781

PREFERRED STOCKS – 6.1%
Real Estate – 6.1%
Diversified REITs – 1.4%
Armada Hoffler Properties, Inc. Series A 6.75%	5,425	145,444
Colony Capital, Inc. Series I 7.15%	4,600	99,728
Colony Capital, Inc. Series J 7.125%	2,500	54,050
Gladstone Commercial Corp. Series D 7.00%	7,711	200,023
Global Net Lease, Inc. Series A 7.25%	7,900	201,924
PS Business Parks, Inc. Series W 5.20% (c)	1,600	41,120
PS Business Parks, Inc. Series Y 5.20%	6,600	169,026
VEREIT, Inc. Series F 6.70%	11,765	296,596
Vornado Realty Trust Series K 5.70%	4,000	101,400
Vornado Realty Trust Series L 5.40%	4,100	104,468

		1,413,779

Company	Shares	U.S. $ Value
Hotel & Resort REITs – 1.1%
Ashford Hospitality Trust, Inc. Series F 7.375%	5,000	$103,600
Ashford Hospitality Trust, Inc. Series G 7.375%	4,000	82,680
Ashford Hospitality Trust, Inc. Series I 7.50%	2,350	48,574
Hersha Hospitality Trust Series C 6.875%	3,400	86,793
Hersha Hospitality Trust Series D 6.50%	2,100	51,975
Pebblebrook Hotel Trust Series D 6.375% (c)	3,700	99,678
Pebblebrook Hotel Trust Series E 6.375%	1,250	31,888
Pebblebrook Hotel Trust Series F 6.30%	2,400	62,592
Summit Hotel Properties, Inc. Series D 6.45%	3,525	91,826
Summit Hotel Properties, Inc. Series E 6.25%	5,975	156,844
Sunstone Hotel Investors, Inc. Series E 6.95%	5,225	139,560
Sunstone Hotel Investors, Inc. Series F 6.45%	5,125	133,891

		1,089,901

Industrial REITs – 0.4%
Monmouth Real Estate Investment Corp. Series C 6.125%	7,600	189,240
Rexford Industrial Realty, Inc. Series A 5.875%	3,400	88,910
Rexford Industrial Realty, Inc. Series B 5.875%	4,725	127,481

		405,631

Company	Shares	U.S. $ Value
Office REITs – 0.3%
City Office REIT, Inc. Series A 6.625%	7,000	$180,530
SL Green Realty Corp. Series I 6.50%	800	20,584
Vornado Realty Trust Series M 5.25%	2,400	61,464

		262,578

Real Estate Operating Companies – 0.3%
Brookfield Property Partners LP Series A2 6.375%	12,000	308,640

Residential REITs – 0.5%
American Homes 4 Rent Series E 6.35%	5,875	162,444
Investors Real Estate Trust Series C 6.625%	1,200	31,301
UMH Properties, Inc. Series C 6.75% (c)	7,000	182,700
UMH Properties, Inc. Series D 6.375%	5,800	146,682

		523,127

Retail REITs – 1.4%
Brookfield Property REIT, Inc. Series A 6.375%	4,300	110,295
Cedar Realty Trust, Inc. Series C 6.50%	4,425	98,368
Kimco Realty Corp. Series L 5.125% (c)	7,550	190,184
National Retail Properties, Inc. Series F 5.20%	5,000	126,050
Saul Centers, Inc. Series D 6.125% (c)	8,000	204,000
SITE Centers Corp. Series A 6.375%	6,775	178,386
Spirit Realty Capital, Inc. Series A 6.00% (c)	4,300	109,392
Taubman Centers, Inc. Series J 6.50%	7,450	190,914

Company	Shares		U.S. $ Value
Taubman Centers, Inc. Series K 6.25%		2,800	$71,596
Urstadt Biddle Properties, Inc. Series H 6.25%		5,250	140,700

			1,419,885

Specialized REITs – 0.7%
Digital Realty Trust, Inc. Series J 5.25%		7,000	177,870
EPR Properties Series G 5.75% (c)		10,225	266,566
National Storage Affiliates Trust Series A 6.00%		5,700	149,397
Public Storage Series C 5.125%		2,625	68,276
Public Storage Series V 5.375%		1,650	41,959
Public Storage Series W 5.20%		700	17,710

			721,778

Total Preferred Stocks (cost $5,941,497)			6,145,319

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS – 2.5%
Argentina – 0.1%
Argentine Republic Government International Bond 6.625%, 7/06/28	U.S.$	150	54,900

Ecuador – 0.2%
Ecuador Government International Bond 9.65%, 12/13/26 (f)		200	207,500

Egypt – 0.2%
Egypt Government International Bond 6.125%, 1/31/22 (f)		200	208,062

Gabon – 0.2%
Gabon Government International Bond 6.375%, 12/12/24 (f)		200	193,125

Ghana – 0.2%
Ghana Government International Bond 8.95%, 3/26/51 (f)		200	196,250

	Principal Amount (000)		U.S. $ Value
Iraq – 0.2%
Iraq International Bond 6.752%, 3/09/23 (f)	U.S.$	200	$204,375

Ivory Coast – 0.2%
Ivory Coast Government International Bond 5.375%, 7/23/24 (f)		200	203,312

Kenya – 0.2%
Kenya Government International Bond 8.25%, 2/28/48 (f)		200	206,250

Lebanon – 0.1%
Lebanon Government International Bond Series G 6.60%, 11/27/26 (f)		155	104,092

Nigeria – 0.2%
Nigeria Government International Bond 7.625%, 11/28/47 (f)		200	192,438

Senegal – 0.2%
Senegal Government International Bond 6.75%, 3/13/48 (f)		200	191,000

Sri Lanka – 0.2%
Sri Lanka Government International Bond 6.85%, 3/14/24 (f)		200	203,500

Ukraine – 0.2%
Ukraine Government International Bond 7.75%, 9/01/27 (f)		150	158,813

Zambia – 0.1%
Zambia Government International Bond 8.50%, 4/14/24 (f)		200	135,000

Total Emerging Markets - Sovereigns (cost $2,512,528)			2,458,617

GOVERNMENTS - TREASURIES – 0.2%
Indonesia – 0.2%
Indonesia Treasury Bond
Series FR70 8.375%, 3/15/24	IDR	1,105,000	82,495
Series FR71 9.00%, 3/15/29		1,438,000	111,107

Total Governments - Treasuries (cost $189,474)			193,602

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 5.50%, 6/27/44 (cost $93,091)	U.S.$	115	98,175

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - TREASURIES – 0.1%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series NTNF 10.00%, 1/01/23 (cost $93,453)	BRL	343	$90,556

	Shares
SHORT-TERM INVESTMENTS – 16.6%
Investment Companies – 16.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07%(a) (b) (g) (cost $16,484,455)		16,484,455	16,484,455

	Principal Amount (000)
Governments - Treasuries – 0.2%
Egypt – 0.1%
Egypt Treasury Bills Series 364D Zero Coupon, 10/15/19	EGP	1,575	93,395

Nigeria – 0.1%
Nigeria Treasury Bills Zero Coupon, 2/27/20-3/19/20	NGN	22,910	58,752
14.95%, 1/30/20		3,450	8,999

			67,751

Total Governments - Treasuries (cost $161,303)			161,146

Total Short-Term Investments (cost $16,645,758)			16,645,601

Total Investments Before Security Lending Collateral for Securities Loaned – 96.1% (cost $97,650,219)			96,421,232

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07%(a) (b) (g) (cost $3,162,532)		3,162,532	3,162,532

Total Investments – 99.2% (cost $100,812,751)(h)			99,583,764
Other assets less liabilities – 0.8%			778,178

Net Assets – 100.0%			$100,361,942

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	9	September 2019	$901,814	$34,939
10 Yr Mini Japan Government Bond Futures	34	September 2019	4,967,421	52,843
Amsterdam Index Futures	2	September 2019	245,339	9,093
CAC40 10 Euro Futures	11	September 2019	662,265	19,240
Canadian 10 Yr Bond Futures	5	December 2019	544,840	2,170
DAX Index Futures	2	September 2019	654,621	(14,559)
Euro STOXX 50 Index Futures	8	September 2019	300,612	3,936
FTSE 100 Index Futures	7	September 2019	611,606	(16,995)
FTSE/MIB Index Futures	1	September 2019	117,159	4,667
IBEX 35 Index Futures	1	September 2019	96,678	1,970
Long Gilt Futures	6	December 2019	980,351	1,527
Omxs30 Index Futures	91	September 2019	1,460,085	43,024
S&P 500 E-Mini Futures	13	September 2019	1,901,120	17,069
S&P TSX 60 Index Futures	1	September 2019	147,439	1,929
SPI 200 Futures	1	September 2019	110,631	1,143
TOPIX Index Futures	1	September 2019	142,138	(3,579)
Sold Contracts
Hang Seng Index Futures	3	September 2019	489,962	(916)
Mini S&P TSX 60 Futures	2	September 2019	73,719	(959)
MSCI EAFE Futures	9	September 2019	829,755	16,141
MSCI Singapore IX ETS Futures	12	September 2019	308,269	(5,057)
S&P 500 E-Mini Futures	19	September 2019	2,778,560	(9,388)
S&P TSX 60 Index Futures	6	September 2019	884,633	(2,873)
SPI 200 Futures	3	September 2019	331,893	(1,634)
TOPIX Index Futures	1	September 2019	142,138	(383)

				$153,348

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,437	RUB	92,687	9/19/19	$(50,612)
Barclays Bank PLC	IDR	2,594,106	USD	180	11/21/19	(719)
Barclays Bank PLC	JPY	90,875	USD	858	9/12/19	2,221
Barclays Bank PLC	PHP	33,812	USD	659	9/11/19	10,364
Barclays Bank PLC	PHP	29,735	USD	566	9/11/19	(4,125)
Barclays Bank PLC	CNY	1,392	USD	203	10/17/19	7,816
Barclays Bank PLC	BRL	397	USD	104	9/04/19	7,658
Barclays Bank PLC	USD	96	BRL	397	9/04/19	(58)
Barclays Bank PLC	USD	714	EUR	644	10/10/19	(5,037)
Barclays Bank PLC	USD	320	CNY	2,207	10/17/19	(10,785)
Barclays Bank PLC	USD	836	CAD	1,106	9/19/19	(5,602)
Barclays Bank PLC	USD	513	TRY	2,931	9/12/19	(11,702)
Barclays Bank PLC	USD	738	TWD	23,188	9/11/19	2,935
Barclays Bank PLC	USD	129	PHP	6,613	9/11/19	(2,316)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	220	PHP	11,465	9/11/19	$274
Barclays Bank PLC	USD	128	IDR	1,875,761	11/21/19	3,058
BNP Paribas SA	PEN	935	USD	275	9/12/19	(721)
BNP Paribas SA	USD	769	NZD	1,162	9/09/19	(36,907)
BNP Paribas SA	USD	928	AUD	1,326	9/13/19	(34,795)
Citibank, NA	IDR	13,791,569	USD	953	11/21/19	(6,702)
Citibank, NA	CLP	1,077,392	USD	1,576	9/12/19	82,600
Citibank, NA	RUB	12,531	USD	191	9/19/19	3,760
Citibank, NA	BRL	2,586	USD	625	9/04/19	377
Citibank, NA	BRL	3,285	USD	789	10/02/19	(2,919)
Citibank, NA	USD	622	BRL	2,586	9/04/19	2,104
Citibank, NA	USD	111	COP	386,464	9/12/19	1,296
Credit Suisse International	SEK	5,296	USD	562	9/20/19	21,651
Credit Suisse International	USD	256	SEK	2,429	9/13/19	(8,629)
Credit Suisse International	USD	555	TRY	3,253	9/12/19	976
Goldman Sachs Bank USA	JPY	83,845	USD	789	9/12/19	(1,065)
Goldman Sachs Bank USA	USD	520	CNY	3,723	10/17/19	776
Goldman Sachs Bank USA	USD	693	MXN	13,954	10/25/19	(2,699)
Goldman Sachs Bank USA	USD	1,345	IDR	19,299,452	11/21/19	(1,741)
JPMorgan Chase Bank, NA	PHP	20,580	USD	394	9/11/19	(786)
Morgan Stanley Capital Services, Inc.	KRW	1,084,140	USD	900	10/30/19	2,506
Morgan Stanley Capital Services, Inc.	USD	576	ZAR	8,313	9/18/19	(28,873)
Standard Chartered Bank	USD	283	INR	20,303	10/24/19	(2,427)
State Street Bank & Trust Co.	HUF	354,754	USD	1,206	10/11/19	26,479
State Street Bank & Trust Co.	JPY	14,896	USD	138	9/13/19	(2,406)
State Street Bank & Trust Co.	THB	9,803	USD	313	9/13/19	(7,458)
State Street Bank & Trust Co.	CZK	8,618	USD	373	9/13/19	7,773
State Street Bank & Trust Co.	NOK	13,740	USD	1,585	9/20/19	76,707
State Street Bank & Trust Co.	THB	5,218	USD	170	10/30/19	(875)
State Street Bank & Trust Co.	ZAR	2,972	USD	209	9/18/19	13,533
State Street Bank & Trust Co.	SEK	8,380	USD	882	9/20/19	27,278
State Street Bank & Trust Co.	SEK	4,720	USD	502	9/13/19	21,161
State Street Bank & Trust Co.	CZK	1,815	USD	80	10/11/19	2,896
State Street Bank & Trust Co.	PLN	878	USD	229	9/13/19	8,532
State Street Bank & Trust Co.	NZD	898	USD	575	9/09/19	8,937
State Street Bank & Trust Co.	TRY	682	USD	120	9/12/19	3,565
State Street Bank & Trust Co.	CAD	678	USD	511	9/19/19	2,003
State Street Bank & Trust Co.	AUD	672	USD	468	9/13/19	15,246
State Street Bank & Trust Co.	ILS	442	USD	127	9/13/19	2,000
State Street Bank & Trust Co.	CHF	332	USD	335	9/12/19	(1,007)
State Street Bank & Trust Co.	NOK	314	USD	35	9/13/19	753
State Street Bank & Trust Co.	CAD	272	USD	204	9/13/19	(718)
State Street Bank & Trust Co.	CAD	398	USD	303	9/13/19	3,962
State Street Bank & Trust Co.	EUR	285	USD	322	10/10/19	7,098
State Street Bank & Trust Co.	CHF	181	USD	185	9/12/19	1,803

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	DKK	160	USD	24	9/13/19	$482
State Street Bank & Trust Co.	EUR	221	USD	250	9/13/19	6,542
State Street Bank & Trust Co.	HKD	112	USD	14	9/13/19	(9)
State Street Bank & Trust Co.	GBP	94	USD	120	9/13/19	5,564
State Street Bank & Trust Co.	GBP	65	USD	79	9/13/19	(409)
State Street Bank & Trust Co.	CHF	64	USD	66	9/13/19	1,325
State Street Bank & Trust Co.	SGD	11	USD	8	9/13/19	8
State Street Bank & Trust Co.	USD	5	CAD	7	9/13/19	(11)
State Street Bank & Trust Co.	USD	171	EUR	154	9/13/19	(1,344)
State Street Bank & Trust Co.	USD	232	PLN	878	9/13/19	(11,750)
State Street Bank & Trust Co.	USD	689	CHF	675	9/12/19	(6,506)
State Street Bank & Trust Co.	USD	350	AUD	513	9/05/19	(4,679)
State Street Bank & Trust Co.	USD	266	SEK	2,520	9/13/19	(9,136)
State Street Bank & Trust Co.	USD	317	EUR	285	10/10/19	(2,411)
State Street Bank & Trust Co.	USD	207	AUD	298	9/13/19	(5,875)
State Street Bank & Trust Co.	USD	603	NZD	918	9/09/19	(24,436)
State Street Bank & Trust Co.	USD	400	CAD	536	9/13/19	2,652
State Street Bank & Trust Co.	USD	441	CAD	579	9/19/19	(6,410)
State Street Bank & Trust Co.	USD	371	CZK	8,618	9/13/19	(6,105)
State Street Bank & Trust Co.	USD	570	NOK	4,949	9/20/19	(26,478)
State Street Bank & Trust Co.	USD	188	NOK	1,618	9/13/19	(10,462)
State Street Bank & Trust Co.	USD	117	ZAR	1,795	9/18/19	1,145
State Street Bank & Trust Co.	USD	278	CZK	6,487	10/11/19	(2,843)
State Street Bank & Trust Co.	USD	94	MXN	1,904	10/25/19	333
State Street Bank & Trust Co.	USD	667	SEK	6,231	9/20/19	(31,073)
State Street Bank & Trust Co.	USD	21	JPY	2,267	9/13/19	26
State Street Bank & Trust Co.	USD	32	JPY	3,382	9/13/19	(381)
State Street Bank & Trust Co.	USD	311	THB	9,803	9/13/19	10,162
UBS AG	BRL	2,189	USD	579	9/04/19	50,911
UBS AG	USD	529	BRL	2,189	9/04/19	(319)
UBS AG	USD	437	KRW	530,027	10/30/19	1,761

						$78,688

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (i)	Citibank, NA	180	EUR	3,375.00	September 2019	EUR	608	$9,952	$(17,104)
Euro STOXX 50 Index (i)	Citibank, NA	330	EUR	3,375.00	September 2019	EUR	1,114	19,326	(31,357)
FTSE 100 Index (i)	Citibank, NA	110	GBP	7,100.00	September 2019	GBP	781	22,811	(21,484)
Nikkei 225 Index (i)	Goldman Sachs International	5,000	JPY	20,875.00	September 2019	JPY	104,375	11,066	(7,778)
S&P 500 Index (i)	Goldman Sachs International	500	USD	2,930.00	September 2019	USD	1,465	13,910	(22,143)
S&P 500 Index (i)	Goldman Sachs International	1,600	USD	2,930.00	September 2019	USD	4,688	60,816	(70,857)

								$137,881	$(170,723)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index (i)	Citibank, NA	180	EUR	3,375.00	September 2019	EUR	608	$23,784	$(6,591)
Euro STOXX 50 Index (i)	Citibank, NA	330	EUR	3,375.00	September 2019	EUR	1,114	39,285	(12,084)
FTSE 100 Index (i)	Citibank, NA	110	GBP	7,100.00	September 2019	GBP	781	9,814	(8,181)
Nikkei 225 Index (i)	Goldman Sachs International	5,000	JPY	20,875.00	September 2019	JPY	104,375	39,059	(16,190)
S&P 500 Index (i)	Goldman Sachs International	500	USD	2,930.00	September 2019	USD	1,465	62,820	(22,851)
S&P 500 Index (i)	Goldman Sachs International	1,600	USD	2,930.00	September 2019	USD	4,688	162,731	(73,122)

								$337,493	$(139,019)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	310	8/21/20	3 Month LIBOR	1.620%	Quarterly/Semi-Annual	$(591)	$—	$(591)
USD	1,050	1/10/22	3 Month LIBOR	1.941%	Quarterly/Semi-Annual	10,716	—	10,716
EUR	110	6/02/27	6 Month EURIBOR	0.762%	Semi-Annual/Annual	11,524	—	11,524
USD	210	10/10/27	3 Month LIBOR	2.354%	Quarterly/Semi-Annual	17,456	—	17,456
USD	280	11/08/27	3 Month LIBOR	2.326%	Quarterly/Semi-Annual	22,883	—	22,883
USD	360	12/27/27	3 Month LIBOR	2.492%	Quarterly/Semi-Annual	32,484	—	32,484

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,200	1/09/28	3 Month LIBOR	2.468%	Quarterly/Semi-Annual	$106,186	$—	$106,186
USD	300	1/16/28	3 Month LIBOR	2.558%	Quarterly/Semi-Annual	28,752	—	28,752
USD	350	1/23/28	3 Month LIBOR	2.690%	Quarterly/Semi-Annual	37,399	—	37,399
USD	660	3/09/28	3 Month LIBOR	2.931%	Quarterly/Semi-Annual	89,514	—	89,514
USD	120	4/25/28	3 Month LIBOR	3.011%	Quarterly/Semi-Annual	17,253	—	17,253
EUR	1,870	7/16/28	6 Month EURIBOR	0.871%	Semi-Annual/Annual	230,771	—	230,771
AUD	240	12/13/28	2.668%	6 Month BBSW	Semi-Annual/Semi-Annual	(23,576)	—	(23,576)
AUD	230	12/13/28	6 Month BBSW	2.668%	Semi-Annual/Semi-Annual	22,507	22,434	73
USD	590	2/14/29	3 Month LIBOR	2.707%	Quarterly/Semi-Annual	70,213	—	70,213
CAD	260	4/15/29	2.204%	3 Month CDOR	Semi-Annual/Semi-Annual	(11,575)	1	(11,576)
AUD	300	4/16/29	2.188%	6 Month BBSW	Semi-Annual/Semi-Annual	(20,824)	—	(20,824)
CHF	540	4/17/29	6 Month LIBOR	0.106%	Semi-Annual/Annual	41,629	—	41,629
USD	90	4/17/29	3 Month LIBOR	2.554%	Quarterly/Semi-Annual	10,183	9,385	798
USD	90	4/17/29	2.554%	3 Month LIBOR	Semi-Annual/Quarterly	(10,180)	—	(10,180)
USD	130	5/02/29	3 Month LIBOR	2.501%	Quarterly/Semi-Annual	14,097	—	14,097
EUR	200	5/03/29	6 Month EURIBOR	0.523%	Semi-Annual/Annual	18,279	—	18,279
AUD	470	5/06/29	2.040%	6 Month BBSW	Semi-Annual/Semi-Annual	(28,279)	—	(28,279)
USD	400	6/04/29	2.132%	3 Month LIBOR	Semi-Annual/Quarterly	(27,067)	—	(27,067)
USD	150	6/04/29	3 Month LIBOR	2.132%	Quarterly/Semi-Annual	10,165	9,991	174
NZD	830	7/03/29	3 Month BKBM	1.795%	Quarterly/Semi-Annual	28,671	—	28,671

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	350	7/03/29	1.973%	3 Month LIBOR	Semi-Annual/Quarterly	$(18,719)	$—	$(18,719)
CHF	190	7/03/29	6 Month LIBOR	(0.244)%	Semi-Annual/Annual	7,442	—	7,442
SEK	3,880	7/30/29	3 Month STIBOR	0.463%	Quarterly/Annual	12,807	—	12,807
SEK	1,460	7/30/29	0.463%	3 Month STIBOR	Annual/Quarterly	(4,818)	(4,981)	163
NZD	1,380	7/30/29	3 Month BKBM	1.678%	Quarterly/Semi-Annual	37,758	—	37,758
AUD	560	8/02/29	1.360%	6 Month BBSW	Semi-Annual/Semi-Annual	(9,393)	—	(9,393)
NOK	3,250	8/05/29	6 Month NIBOR	1.760%	Semi-Annual/Annual	7,485	—	7,485
AUD	300	8/12/29	1.151%	6 Month BBSW	Semi-Annual/Semi-Annual	(999)	—	(999)
SEK	10,330	8/13/29	3 Month STIBOR	0.283%	Quarterly/Annual	14,653	—	14,653
USD	470	8/13/29	1.602%	3 Month LIBOR	Semi-Annual/Quarterly	(9,148)	—	(9,148)
GBP	160	8/22/29	0.714%	6 Month LIBOR	Semi-Annual/Semi-Annual	(1,690)	(2,317)	627
GBP	160	8/22/29	6 Month LIBOR	0.714%	Semi-Annual/Semi-Annual	1,690	—	1,690
EUR	360	8/26/29	(0.194)%	6 Month EURIBOR	Annual/Semi-Annual	(3,314)	—	(3,314)
GBP	520	8/29/29	0.583%	6 Month LIBOR	Semi-Annual/Semi-Annual	2,544	—	2,544
CAD	250	8/29/29	1.548%	3 Month CDOR	Semi-Annual/Semi-Annual	357	(2)	359
NOK	6,330	9/02/29	6 Month NIBOR	1.520%	Semi-Annual/Annual	(513)	—	(513)
EUR	400	9/02/29	(0.287)%	6 Month EURIBOR	Annual/Semi-Annual	539	—	539
NZD	310	9/02/29	3 Month BKBM	1.190%	Quarterly/Semi-Annual	(439)	—	(439)
CHF	220	9/02/29	6 Month LIBOR	(0.610)%	Semi-Annual/Annual	(152)	—	(152)
USD	220	8/21/45	3 Month LIBOR	2.630%	Quarterly/Semi-Annual	52,616	—	52,616
USD	70	9/04/45	3 Month LIBOR	2.708%	Quarterly/Semi-Annual	18,447	—	18,447

						$805,743	$34,511	$771,232

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,300	1/05/23	2.163%	CPI#	Maturity	$(176,979)
Bank of America, NA	USD	610	1/19/23	2.213%	CPI#	Maturity	(14,986)
Deutsche Bank AG	USD	1,920	10/01/20	1.273%	CPI#	Maturity	44,300
JPMorgan Chase Bank, NA	USD	400	11/10/21	1.896%	CPI#	Maturity	(745)

							$(148,410)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSABHY01(1)	0.66%	Quarterly	USD	973	2/18/20	$(6,189)
JPMorgan Chase Bank, NA
JPABSAA1(2)	0.00%	Maturity	USD	31,858	9/30/19	0
JPQABHY1(3)	(0.10)%	Quarterly	USD	2,002	2/18/20	(11,504)

						$(17,693)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Represents entire or partial securities out on loan.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	Non-income producing security.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $2,696,511 or 2.7% of net assets.

(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,216,114 and gross unrealized depreciation of investments was $(4,442,305), resulting in net unrealized depreciation of $(226,191).

(i)	One contract relates to 1 share.

Currency Abbreviations:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNY – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
DKK – Danish Krone
EGP – Egyptian Pound
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NGN – Nigerian Naira
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
PHP – Philippine Peso
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
THB – Thailand Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

Glossary:
BBSW – Bank Bill Swap Reference Rate (Australia)
BKBM – Bank Bill Benchmark (New Zealand)
CDOR – Canadian Dealer Offered Rate
DAX – Deutscher Aktien Index (German Stock Index)
EAFE – Europe, Australia, and Far East
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
ETS – Emission Trading Scheme
EURIBOR – Euro Interbank Offered Rate
FTSE – Financial Times Stock Exchange
IBEX – International Business Exchange
LIBOR – London Interbank Offered Rates
MIB – Milano Italia Borsa
MSCI – Morgan Stanley Capital International
NIBOR – Norwegian Interbank Offered Rate
REIT – Real Estate Investment Trust
SPDR – Standard & Poor’s Depository Receipt
SPI – Share Price Index
STIBOR – Stockholm Interbank Offered Rate
TOPIX – Tokyo Price Index
TSX – Toronto Stock Exchange

(1) The following table represents the (long/short) equity basket holdings underlying the total return swap with GSABHY01 as of August 31, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
GSABHYS1	(11,669)	$(1,085,186)	(111.5)%
Russell 2,000 Index	23	34,710	3.6%
Russell 1,000 Index	21	33,987	3.5%

(2) The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPABSAA1 as of August 31, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return	(2,398)	$(14,145,038)	(44.4)%
MSCI Daily TR Gross EAFE	(1,142)	(8,864,118)	(27.8)%
JPMorgan Cash	(24,052)	(7,239,784)	(22.7)%
MSCI Daily TR Gross EAFE Canada	(116)	(874,422)	(2.7)%
Roche Holding AG	2,801	767,175	2.4%
Microsoft Corp.	5,092	702,706	2.2%
Fidelity National Financial Inc.	15,824	696,261	2.2%
Merck & Co. Inc.	7,159	615,676	1.9%
Nice Ltd.	606,003	606,003	1.9%
Apple Inc.	2,761	576,993	1.8%
Automatic Data Processing Inc.	3,261	554,428	1.7%
Walmart Inc.	4,779	544,758	1.7%
Novo Nordisk A/S	10,230	531,867	1.7%
Bank Leumi Le-Israel BM	518,973	518,973	1.6%
Royal Dutch Shell PLC	186	512,524	1.6%
Ross Stores Inc.	4,805	509,303	1.6%
RELX PLC	20,889	506,078	1.6%
Oracle Corp.	9,670	502,854	1.6%
Dollar General Corp.	3,079	480,289	1.5%
Eli Lilly & Co.	4,250	480,289	1.5%
Phillip Morris International Inc.	6,671	480,289	1.5%
Oracle Corp. Japan	5,534	477,068	1.5%
Paychex Inc.	5,739	470,619	1.5%
Check Point Software Technology	4,328	467,398	1.5%
Salmar ASA	9,084	431,939	1.4%
Nippon Building Fund Inc.	58	428,715	1.3%
Comcast Corp.	9,597	422,269	1.3%
TJK Cos. Inc./The	7,502	412,599	1.3%
adidas AG	1,377	409,375	1.3%
Toronto-Dominion Bank/The	7,496	406,150	1.3%
UnitedHealth Group Inc.	1,736	406,150	1.3%
Booz Allen Hamilton Holding Co.	5,259	399,705	1.3%
Proctor & Gamble Co./The	3,223	386,810	1.2%
Wolters Kluwer NV	5,278	383,589	1.2%
AutoZone Inc.	345	380,365	1.2%
Home Depot Inc./The	1,668	380,365	1.2%
British American Tobacco PLC	106	370,695	1.2%
L3Harris Technologies Inc.	1,726	364,246	1.1%
Enel SpA	47,251	364,246	1.1%
Royal Bank of Canada	4,754	357,800	1.1%
Qantas Airways Ltd.	87,712	354,576	1.1%
HKT Trust & HKT Ltd.	229,416	351,355	1.1%
Aristocrat Leisure Ltd.	17,224	348,130	1.1%
CME Group Inc.	1,589	344,906	1.1%
Compass Group PLC	136	344,906	1.1%
McDonald’s Corp.	1,582	344,906	1.1%
Partners Group Holding AG	417	338,460	1.1%
Pfizer Inc.	9,402	338,460	1.1%
Visa Inc.	1,852	335,236	1.1%
Bristol-Meyers Squibb Co.	6,917	332,012	1.0%
Other	193,133	10,656,650	33.5%

(3) The following table represents the 50 largest (long/short) equity basket holdings underlying the total return swap with JPQABHY1 as of August 31, 2019.

Security Description	Shares	Current Notional	Percent of Basket’s Value
JPMorgan Cash	(3,340)	$(1,005,367)	(50.2)%
Colfax Corp.	2,787	75,260	3.8%
Spectrum Brands Holdings Inc.	1,327	74,294	3.7%
Axalta Coating Systems Ltd.	2,535	73,526	3.7%
Diamondback Energy Inc.	743	72,773	3.6%
LPL Financial Holdings Inc.	962	72,176	3.6%
Allison Transmission Holdings	1,637	72,038	3.6%
AES Corp./VA	4,794	71,914	3.6%
CyrusOne Inc.	983	71,729	3.6%
Asbury Automotive Group Inc.	761	71,533	3.6%
TreeHouse Foods Inc.	1,392	70,974	3.5%
Centene Corp.	1,510	70,956	3.5%
Norwegian Cruise Line Holdings	1,389	70,854	3.5%
Charles River Laboratories International	541	70,853	3.5%
Eldorado Resorts Inc.	1,814	70,741	3.5%
HD Supply Holdings Inc.	1,814	70,736	3.5%
Six Flags Entertainment Corp.	1,199	70,724	3.5%
CIT Group Inc.	1,644	70,694	3.5%
Builders FirstSource Inc.	3,718	70,643	3.5%
Lamb Weston Holdings Inc.	1,007	70,479	3.5%
Ally Financial Inc.	2,273	70,469	3.5%
HollyFrontier Corp.	1,601	70,458	3.5%
Charter Communications Inc.	172	70,445	3.5%
Sabre Corp.	2,935	70,443	3.5%
CDW Corp./DE	606	70,314	3.5%
Gartner Inc.	524	70,185	3.5%
Extended Stay America Inc.	5,010	70,134	3.5%
Hologic Inc.	1,431	70,113	3.5%
Aramark	1,707	69,992	3.5%
WellCare Health Plans Inc.	258	69,957	3.5%
Lamar Advertising Co.	908	69,932	3.5%
Crown Holdings Inc.	1,059	69,895	3.5%
Ball Corp.	872	69,742	3.5%
Prestige Consumer Healthcare	2,175	69,606	3.5%
Clean Harbors Inc.	940	69,548	3.5%
MSCI Inc.	296	69,544	3.5%
Hilton Worldwide Holdings Inc.	755	69,469	3.5%
Teleflex Inc.	190	69,284	3.5%
Lennar Corp.	1,357	69,215	3.5%
Medical Properties Trust Inc.	3,642	69,206	3.5%
Ladder Capital Corp.	4,056	68,947	3.4%
VeriSign Inc.	336	68,556	3.4%
Yum! Brands Inc.	585	68,425	3.4%
SBA Communications Corp.	259	67,913	3.4%
Live Nation Entertainment Inc.	968	67,756	3.4%
Chemours Co./The	(3,920)	(54,883)	(2.7)%
Antero Resources Corp.	(18,066)	(54,198)	(2.7)%
Michaels Cos. Inc./The	(8,994)	(53,963)	(2.7)%
Trinseo SA	(1,542)	(53,962)	(2.7)%
CommScope Holding Co. Inc.	(4,819)	(53,005)	(2.6)%
Other	(285,481)	(1,835,030)	(91.6)%

AB Cap Fund, Inc.

AB All Market Income Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$43,051,581	$—	$—	$43,051,581
Common Stocks:
Information Technology	5,181,525	330,484	—	5,512,009
Financials	2,766,521	2,288,989	—	5,055,510
Consumer Discretionary	1,763,343	1,192,617	—	2,955,960
Health Care	1,965,632	507,695	—	2,473,327
Industrials	1,029,759	1,293,178	—	2,322,937
Communication Services	1,869,569	379,174	—	2,248,743
Consumer Staples	1,165,204	655,359	—	1,820,563
Real Estate	918,024	524,068	—	1,442,092
Utilities	720,284	640,980	—	1,361,264
Materials	169,666	1,138,259	—	1,307,925
Energy	742,006	495,445	—	1,237,451
Preferred Stocks	6,145,319	—	—	6,145,319
Emerging Markets - Sovereigns	—	2,458,617	—	2,458,617
Governments - Treasuries	—	193,602	—	193,602
Quasi-Sovereigns	—	98,175	—	98,175
Emerging Markets - Treasuries	—	90,556	—	90,556
Short-Term Investments:
Investment Companies	16,484,455	—	—	16,484,455
Governments - Treasuries	—	161,146	—	161,146
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,162,532	—	—	3,162,532

Total Investments in Securities	87,135,420	12,448,344	—	99,583,764
Other Financial Instruments(a):
Assets:
Futures	126,618	83,073	—	209,691
Forward Currency Exchange Contracts	—	461,009	—	461,009
Centrally Cleared Interest Rate Swaps	—	977,020	—	977,020
Inflation (CPI) Swaps	—	44,300	—	44,300
Liabilities:
Futures	(13,220)	(43,123)	—	(56,343)
Forward Currency Exchange Contracts	—	(382,321)	—	(382,321)
Call Options Written	—	(170,723)	—	(170,723)
Put Options Written	—	(139,019)	—	(139,019)
Centrally Cleared Interest Rate Swaps	—	(171,277)	—	(171,277)
Inflation (CPI) Swaps	—	(192,710)	—	(192,710)
Total Return Swaps	—	(17,693)	—	(17,693)

Total	$87,248,818	$12,896,880	$—	$100,145,698

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

						Distributions
Fund	Market Value 11/30/18 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)	Change in Appr./(Depr.) (000)	Market Value 8/31/19 (000)	Dividend Income (000)	Realized Gains (000)
AB High Income Fund, Inc.	$52,851	$9,388	$25,981	$(3,063)	$3,712	$36,907	$2,039	$0
Government Money Market Portfolio	3,669	104,747	91,932	0	0	16,484	260	0
Government Money Market Portfolio*	3,128	6,144	6,109	0	0	3,163	12	0

Total	$59,648	$120,279	$124,022	$(3,063)	$3,712	$56,554	$2,311	$0

*	Investments of cash collateral for securities lending transactions